Borrowed Funds and Subordinated debentures (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Subordinated debentures	$ 15,465,000	$ 15,465,000
Marketable Securities, Equity Securities	465,000
FHLB Advances [Member]
Debt Instrument [Line Items]
Number of FHLB Advances	3
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	10,000,000
FHLB Repurchase Agreements [Member]
Debt Instrument [Line Items]
Number of FHLB Advances	3
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	10,000,000
Repurchase Agreements [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 28, 2018
Debt Instrument, Description	At December 31, 2012 and 2011, the Company was a party to a $15.0 million repurchase agreement that was entered into in February 2008, has a term of 10 years expiring on February 28, 2018, and a rate of 3.67 percent. The borrowing was callable by the issuer on the repurchase date of May 29, 2008 and quarterly thereafter.
Repurchase agreements	15,000,000	15,000,000	15,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.67%
Subordinated Debenture July 24, 2006 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jul. 24, 2036
Debt Instrument, Description	On December 19, 2006, Unity (NJ) Statutory Trust III, a statutory business trust and wholly-owned subsidiary of Unity Bancorp, Inc., issued $5.0 million of floating rate capital trust pass through securities to investors due on December 19, 2036. The subordinated debentures are redeemable in whole or part, prior to maturity but after December 19, 2011. The floating interest rate on the subordinated debentures is the three-month LIBOR plus 165 basis points and reprices quarterly. The floating interest rate was 1.96 percent at December 31, 2012 and 2.18 percent at December 31, 2011.
Subordinated debentures	10,000,000
Debt Instrument, Interest Rate at Period End	1.90%	2.16%
Subordinated Debenture December 19, 2006 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.13%
Debt Instrument, Maturity Date	Dec. 19, 2036
Subordinated debentures	5,000,000
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Subordinated debentures	$ 5,000,000	$ 10,000,000
FHLB advance April 27, 2005 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.70%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, General Description of Terms	The FHLB advance that was issued on April 27, 2005 has a fixed rate of 3.70 percent, matures on April 27, 2015 and is callable quarterly on the 27th of July, October, January and April.
Debt Instrument, Maturity Date	Apr. 27, 2015
FHLB advance November 2, 2006 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.03%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, General Description of Terms	The FHLB advance that was issued on November 2, 2006 has a fixed rate of 4.03 percent, matures on November 2, 2016 and is callable quarterly on the 2nd of February, May, August and November.
Debt Instrument, Maturity Date	Nov. 02, 2016
FHLB advance August 10, 2007 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.23%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, General Description of Terms	The FHLB advance that was issued on August 10, 2007 has a fixed rate of 4.23 percent, matures on August 10, 2017 and is callable quarterly on the 10th of November, February, May and August.
Debt Instrument, Maturity Date	Aug. 10, 2017
FHLB repo-advance December 15, 2006 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, General Description of Terms	The FHLB repo-advance that was issued on December 15, 2006 has a fixed rate of 4.13 percent, matures on December 15, 2016 and is callable quarterly on the 15th of March, June, September and December.
Debt Instrument, Maturity Date	Dec. 15, 2016
FHLB repo-advance April 5, 2007 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, General Description of Terms	The FHLB repo-advance that was issued on April 5, 2007 has a fixed rate of 4.21 percent, matures on April 5, 2017 and is callable quarterly on the 5th of July, October, January and April.
Debt Instrument, Maturity Date	Apr. 05, 2017
Debt Instrument, Interest Rate at Period End	4.21%
FHLB repo-advance December 20, 2007 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.34%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, General Description of Terms	The FHLB repo-advance that was issued on December 20, 2007 has a fixed rate of 3.34 percent, matures on December 20, 2017 and is callable quarterly on the 20th of March, June, September and December.
Debt Instrument, Maturity Date	Dec. 20, 2017